Debt - Non-recourse Debt Obligations of Consolidated Special Purpose Entities, Net - Additional Information (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Jun. 30, 2025
Minimum [Member]
Debt
Maximum number of months	24 months	24 months
Maximum [Member]
Debt
Maximum number of months	36 months	36 months
Non-Recourse Net-Lease Mortgage Notes:
Debt
Retained non-amortizing notes	$ 230.0	$ 210.0
Non-Recourse Net-Lease Mortgage Notes: | Consolidated Special Purpose Entities
Debt
Aggregate investment amount	$ 5,400.0	4,900.0
Nonrecourse Mortgage Notes Payable: | Consolidated Special Purpose Entities
Debt
Aggregate investment amount		$ 233.5	$ 233.5